Provision for Income Taxes	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 6. PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Current:
Federal	$—	$—
State taxes	6	5

Total current	6	5

Deferred:
Federal	(6,658)	(1,765)
State taxes	42	(503)

	(6,616)	(2,268)

Change in valuation allowance	6,616	2,268

Total deferred	—	—

Provision for income taxes	$6	$5

The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2016 and 2015 were as follows:

	As of December 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss carryforwards and credits	$11,401	$3,024
Stock-based compensation	—	17
Accrued expenses	301	110
Other	66	84

	11,768	3,235

Deferred tax liabilities:
Convertible note payable	(1,823)	—
Stock-based compensation	(94)	—

	(1,917)	—

Valuation allowance	(9,851)	(3,235)

Total deferred tax assets, net of valuation allowance	$—	$—

As of December 31, 2016 and 2015, management had applied a full valuation allowance against the net deferred tax assets since it does not believe that it is more likely than not that the Company will realize the net deferred tax assets. The valuation allowance increased by $6,616 during the year ended December 31, 2016 and by $2,268 during the year ended December 31, 2015.

As of December 31, 2016, the Company has federal and state net operating loss carryforwards of approximately $32,589 and $32,389, respectively. As of December 31, 2015, the Company had federal and state net operating loss carryforwards of approximately $7,600 and $7,600, respectively. If not used, these carryforwards will begin to expire in 2034.

The difference between the income tax expense at the federal statutory rate and the Company’s effective tax rate from the Company’s continuing operations is as follows:

	December 31, 2016	December 31, 2015
Federal Statutory Rate	34.00%	34.00%
State Income Tax Rate, Net of Federal Benefits	(0.14)	5.78
Mark to Market Adjustment on Stock Warrants	1.22	—
Meals and Entertainment and other	1.16	0.01
Change in Valuation Allowance	(36.22)	(39.78)

Effective tax rate	0.02%	0.01%